UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings (Losses)	Total before Non-controlling Interest	Non-controlling Interest
Beginning balance at Dec. 31, 2016		$ 1,909,826	$ 101,081	$ (20,483)	$ 1,488,556	$ 200,000	$ (9,542)	$ 103,650	$ 1,863,262	$ 46,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(123,720)						(139,651)	(139,651)	15,931
Dividends		(9,868)						(9,868)	(9,868)
Grant of share options		4,915			4,915				4,915
Other comprehensive income (see note 14)		1,632					1,632		1,632
Issuance of convertible bonds		39,861			39,861				39,861
Ending balance at Jun. 30, 2017		1,822,646	101,081	(20,483)	1,533,332	200,000	(7,910)	(45,869)	1,760,151	62,495
Beginning balance at Dec. 31, 2017		1,796,304	101,119	(20,483)	1,538,191	200,000	(7,769)	(95,742)	1,715,316	80,988
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		44,761						15,317	15,317	29,444
Dividends		(9,906)						(9,906)	(9,906)
Exercise of share options		1,183	120		1,063				1,183
Grant of share options		7,214			7,214				7,214
Forfeiture of share options		(1,426)			(1,426)				(1,426)
Effect of consolidating Hilli Lessor VIE	[2]	28,702								28,702
Other comprehensive income (see note 14)		(24,137)					(24,137)		(24,137)
Ending balance at Jun. 30, 2018		$ 1,842,695	$ 101,239	$ (20,483)	$ 1,545,042	$ 200,000	$ (31,906)	$ (90,331)	$ 1,703,561	$ 139,134

[1]	Contributed Surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.
[2]	This relates to the reserves held by the Hilli Lessor VIE as of the date that we determined ourselves to be its primary beneficiary and thus required to consolidate the VIE. See note 8.